Label	Element	Value
Retained earnings [member]
Equity attributable to owners of parent	ifrs-full_EquityAttributableToOwnersOfParent	$ 1,738,166,000
Impact Of Initial Application Of New IFRS On Retained Earnings	gil_ImpactOfInitialApplicationOfNewIFRSOnRetainedEarnings	(2,176,000)
Issued capital [member]
Equity attributable to owners of parent	ifrs-full_EquityAttributableToOwnersOfParent	$ 159,858,000
Number of shares outstanding	ifrs-full_NumberOfSharesOutstanding	206,732,000
Share premium [member]
Equity attributable to owners of parent	ifrs-full_EquityAttributableToOwnersOfParent	$ 32,490,000
Accumulated other comprehensive income [member]
Equity attributable to owners of parent	ifrs-full_EquityAttributableToOwnersOfParent	$ 3,382,000